Morgan Stanley Capital Growth Securities

LETTER TO THE SHAREHOLDERS - APRIL 30, 2002

Dear Shareholder:

This semiannual report to shareholders of Morgan Stanley Capital Growth Securities covers the six-month period ended April 30, 2002. During the period, mixed economic signals and investor uncertainty contributed to a turbulent stock market environment. The U.S. economy was mired in an extended slump. Negative economic news, rising unemployment and weak corporate spending, especially among technology companies, offset more-positive economic news. Compelling factors that have historically helped spur economic recovery, including a 40-year low in interest rates, resilient consumer spending and strong residential real estate values, failed to convince investors that a recovery was imminent. Furthermore, a steady stream of negative news about Enron raised concerns about corporate accounting practices at many other companies. Market sentiment appeared to improve during the latter part of the period, however, owing to an increasing number of positive economic data points. This improvement was underscored by the Federal Reserve's declaration that the risks were balanced between economic weakness and inflation for the first time since November 2000. Investors remained cautious at the end of the period, however, concerned about the upcoming corporate earnings season, possible interest-rate increases and escalating violence in the Middle East.

Performance and Portfolio Strategy

For the six-month period ended April 30, 2002, Morgan Stanley Capital Growth Securities' Class B shares produced a total return of 5.88 percent, compared to a return of 2.33 percent for the Standard & Poor's 500 Index (S&P 500(R)).* For the same period, the Fund's Class A, C and D shares produced total returns of
6.14 percent, 5.95 percent and 6.26 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

We attribute the Fund's outperformance of its benchmark to its relatively large weighting in cyclical stocks. Such economically sensitive companies benefited from investors' focus on the economy and company earnings following the September 11 attacks. Further, when the Federal Reserve began its aggressive campaign to reduce short-term interest rates, the Fund was able to take advantage of the Fed's more-accommodative interest-rate policy. Because we believe that the stock market has begun a long bottoming process, we reduced some of the Fund's positions in

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Capital Growth Securities

LETTER TO THE SHAREHOLDERS - APRIL 30, 2002 continued

consumer staples and other defensive areas, investing instead in more-cyclical sectors where we expect earnings accelerations. The Fund continues to invest in companies principally within the mid- to large-capitalization universe.

At the end of April, the Fund was underweighted relative to its benchmark in the technology, consumer staples, utilities, financial and telecommunications sectors. Approximate market weightings were held in the health-care and industrials sectors. The Fund maintained an overweighted status in the consumer-discretionary, energy and basic-materials sectors.

Looking Ahead

On January 24, 2002, the Board of Trustees of Morgan Stanley Capital Growth Securities voted to recommend to shareholders a reorganization plan whereby the Fund would be merged into Morgan Stanley American Opportunities Fund. If approved, the Fund's assets would be combined with the assets of Morgan Stanley American Opportunities Fund. Shareholders of the Fund would become shareholders of Morgan Stanley American Opportunities Fund, receiving shares of that fund equal to the value of their holdings in the Fund. Each shareholder of the Fund would receive the same class of shares of Morgan Stanley American Opportunities Fund currently held by the shareholder in Morgan Stanley Capital Growth Securities. The reorganization is subject to the approval of shareholders of the Fund at a special meeting scheduled to be held on June 19, 2002.

We appreciate your ongoing support of Morgan Stanley Capital Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN

Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Capital Growth Securities

ANNUAL HOUSEHOLDING NOTICE - APRIL 30, 2002 continued

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Capital Growth Securities

FUND PERFORMANCE - APRIL 30, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 4/30/02
-------------------------
1 Year                     (15.07)%(1) (19.53)%(2)
Since Inception (7/28/97)   2.78 %(1)   1.62 %(2)
                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 4/30/02
-------------------------
1 Year                     (15.64)%(1) (19.85)%(2)
5 Years                     6.54 %(1)   6.33 %(2)
10 Years                    6.96 %(1)   6.96 %(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 4/30/02
-------------------------
1 Year                     (15.63)%(1) (16.47)%(2)
Since Inception (7/28/97)   2.10 %(1)   2.10 %(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 4/30/02
-------------------------
1 Year                     (14.88)%(1)
Since Inception (7/28/97)   3.02 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Capital Growth Securities

PORTFOLIO OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (96.4%)
              Advertising/Marketing
              Services (1.3%)
   120,000    Interpublic Group of
               Companies, Inc. ........  $  3,705,600
                                         ------------
              Aerospace & Defense
              (1.8%)
    80,000    Lockheed Martin Corp. ...     5,032,000
                                         ------------
              Air Freight/Couriers
              (1.4%)
    75,000    FedEx Corp.*.............     3,875,250
                                         ------------
              Apparel/Footwear Retail
              (1.2%)
   180,000    Limited, Inc. (The)......     3,448,800
                                         ------------
              Auto Parts: O.E.M. (1.4%)
    75,000    Lear Corp.*..............     3,855,750
                                         ------------
              Beverages: Non-Alcoholic
              (1.7%)
   170,000    Pepsi Bottling Group,
               Inc. (The)..............     4,868,800
                                         ------------
              Biotechnology (1.3%)
   135,000    Immunex Corp.*...........     3,663,900
                                         ------------
              Broadcasting (4.6%)
    75,000    Entercom Communications
               Corp.*..................     3,918,750
   150,000    Hispanic Broadcasting
               Corp.*..................     4,023,000
   150,000    Sinclair Broadcast Group,
               Inc. (Class A)*.........     2,002,500
    75,000    Univision Communications,
               Inc. (Class A)*.........     2,997,000
                                         ------------
                                           12,941,250
                                         ------------
              Building Products (0.8%)
    80,000    Masco Corp. .............     2,248,000
                                         ------------
              Chemicals: Major
              Diversified (1.2%)
    75,000    Du Pont (E.I.) de Nemours
               & Co., Inc. ............     3,337,500
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Communications
              (0.5%)
   100,000    Cisco Systems, Inc.*.....  $  1,465,000
                                         ------------
              Computer Peripherals
              (0.3%)
    50,000    Network Appliance,
               Inc.*...................       872,500
                                         ------------
              Computer Processing
              Hardware (1.6%)
    75,000    Apple Computer, Inc.*....     1,820,250
   100,000    Dell Computer Corp.*.....     2,634,000
                                         ------------
                                            4,454,250
                                         ------------
              Containers/ Packaging
              (2.1%)
   125,000    Ball Corp. ..............     5,943,750
                                         ------------
              Contract Drilling (2.5%)
   275,000    Rowan Companies, Inc.*...     6,979,500
                                         ------------
              Data Processing Services
              (1.0%)
    50,000    Affiliated Computer
               Services, Inc. (Class
               A)*.....................     2,703,500
                                         ------------
              Department Stores (1.0%)
    40,000    Kohl's Corp.*............     2,948,000
                                         ------------
              Discount Stores (2.2%)
    50,000    Costco Wholesale
               Corp.*..................     2,010,000
    75,000    Wal-Mart Stores, Inc. ...     4,189,500
                                         ------------
                                            6,199,500
                                         ------------
              Electronic Production
              Equipment (3.2%)
   200,000    Applied Materials,
               Inc.*...................     4,864,000
   185,000    Kulicke & Soffa
               Industries, Inc.*.......     3,355,900
    25,000    Teradyne, Inc.*..........       823,750
                                         ------------
                                            9,043,650
                                         ------------
              Electronics/ Appliances
              (0.7%)
    35,000    Sony Corp. (ADR)
               (Japan).................     1,897,000
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

PORTFOLIO OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Finance/Rental/ Leasing
              (1.7%)
    50,000    USA Education Inc. ......  $  4,792,500
                                         ------------
              Financial Publishing/
              Services (0.5%)
    50,000    SunGard Data Systems
               Inc.*...................     1,488,000
                                         ------------
              Home Building (0.8%)
    40,000    Lennar Corp. ............     2,221,600
                                         ------------
              Home Furnishings (1.4%)
   150,000    Leggett & Platt, Inc. ...     3,945,000
                                         ------------
              Hospital/Nursing
              Management (1.9%)
    50,000    Tenet Healthcare
               Corp.*..................     3,668,500
    40,000    Triad Hospitals, Inc.*...     1,680,000
                                         ------------
                                            5,348,500
                                         ------------
              Hotels/Resorts/
              Cruiselines (1.6%)
   275,000    Hilton Hotels Corp. .....     4,499,000
                                         ------------
              Household/Personal Care
              (1.1%)
   100,000    International Flavors &
               Fragrances, Inc. .......     3,220,000
                                         ------------
              Industrial Conglomerates
              (0.6%)
    35,000    Ingersoll Rand Co. (Class
               A) (Bermuda)............     1,748,250
                                         ------------
              Insurance Brokers/
              Services (1.5%)
   140,000    Willis Group Holdings
               Ltd.*...................     4,095,000
                                         ------------
              Investment Banks/ Brokers
              (1.7%)
    60,000    Goldman Sachs Group, Inc.
               (The)...................     4,725,000
                                         ------------
              Major Banks (2.6%)
   100,000    Bank of America Corp. ...     7,248,000
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Managed Health Care
              (4.1%)
    65,000    Anthem, Inc.*............  $  4,433,000
   100,000    Caremark Rx, Inc.*.......     2,150,000
   110,000    Oxford Health Plans,
               Inc.*...................     5,077,600
                                         ------------
                                           11,660,600
                                         ------------
              Medical Distributors
              (2.9%)
    60,000    AmerisourceBergen
               Corp. ..................     4,650,000
    75,000    Henry Schein, Inc.*......     3,569,250
                                         ------------
                                            8,219,250
                                         ------------
              Medical Specialties
              (4.6%)
    50,000    Bard (C.R.), Inc. .......     2,747,000
    60,000    St. Jude Medical,
               Inc.*...................     4,992,600
   120,000    Varian Medical Systems,
               Inc.*...................     5,202,000
                                         ------------
                                           12,941,600
                                         ------------
              Miscellaneous Commercial
              Services (0.6%)
   125,000    IKON Office Solutions,
               Inc. ...................     1,625,000
                                         ------------
              Motor Vehicles (1.5%)
    65,000    General Motors Corp. ....     4,169,750
                                         ------------
              Oil & Gas Production
              (3.2%)
    75,000    Apache Corp. ............     4,374,750
    60,000    Pioneer Natural Resources
               Co.*....................     1,439,400
   150,000    XTO Energy Inc. .........     3,060,000
                                         ------------
                                            8,874,150
                                         ------------
              Oil Refining/Marketing
              (0.1%)
     6,100    Premcor Inc.*............       172,325
                                         ------------
              Oilfield Services/
              Equipment (3.4%)
    85,000    Baker Hughes Inc. .......     3,202,800
    90,000    Smith International,
               Inc.*...................     6,304,500
                                         ------------
                                            9,507,300
                                         ------------
              Other Consumer Services
              (1.5%)
   112,500    Apollo Group, Inc. (Class
               A)*.....................     4,313,250
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

PORTFOLIO OF INVESTMENTS - APRIL 30, 2002 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Other Metals/ Minerals
              (0.6%)
    50,000    Phelps Dodge Corp.*......  $  1,790,000
                                         ------------
              Packaged Software (2.6%)
    50,000    Intuit Inc.*.............     1,959,000
    80,000    Microsoft Corp.*.........     4,180,800
    60,000    Network Associates,
               Inc.*...................     1,065,000
                                         ------------
                                            7,204,800
                                         ------------
              Pharmaceuticals: Major
              (0.3%)
    15,000    Wyeth....................       855,000
                                         ------------
              Property - Casualty
              Insurers (3.0%)
    85,000    ACE, Ltd. (Bermuda)......     3,699,200
    30,000    Everest Re Group, Ltd.
               (Barbados)..............     2,037,000
    30,000    XL Capital Ltd. (Class A)
               (Bermuda)...............     2,830,500
                                         ------------
                                            8,566,700
                                         ------------
              Pulp & Paper (1.5%)
   100,000    International Paper
               Co. ....................     4,143,000
                                         ------------
              Railroads (2.1%)
   165,000    CSX Corp. ...............     5,968,050
                                         ------------
              Recreational Products
              (0.9%)
   125,000    Mattel, Inc. ............     2,580,000
                                         ------------
              Regional Banks (4.8%)
    75,000    Fifth Third Bancorp......     5,144,250
   275,000    Hibernia Corp. (Class
               A)......................     5,486,250
   100,000    National Commerce
               Financial Corp. ........     2,799,000
                                         ------------
                                           13,429,500
                                         ------------
              Restaurants (3.8%)
   150,000    AFC Enterprises, Inc.*...  $  5,044,500
   150,000    Wendy's International,
               Inc. ...................     5,610,000
                                         ------------
                                           10,654,500
                                         ------------
              Savings Banks (1.3%)
   100,000    Charter One Financial,
               Inc. ...................     3,538,000
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Semiconductors (3.0%)
   100,000    Fairchild Semiconductor
               Corp. (Class A)*........     2,694,000
   150,000    Intel Corp. .............     4,291,500
    50,000    National Semiconductor
               Corp.*..................     1,576,000
                                         ------------
                                            8,561,500
                                         ------------
              Specialty Stores (3.4%)
   100,000    Michaels Stores, Inc.*...     4,045,000
   275,000    Staples, Inc.*...........     5,491,750
                                         ------------
                                            9,536,750
                                         ------------
              Total Common Stocks
              (Cost $237,418,623)......   271,125,375
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investment (2.3%)
              Repurchase Agreement
 $   6,433    Joint repurchase
               agreement account 1.905%
               due 05/01/02 (dated
               04/30/02; proceeds
               $6,433,340) (a)
               (Cost $6,433,000).......     6,433,000
                                         ------------

Total Investments
(Cost $243,851,623) (b).....    98.7%     277,558,375
Other Assets in Excess of
Liabilities.................     1.3        3,545,089
                               -----     ------------
Net Assets..................   100.0%    $281,103,464
                               =====     ============

---------------------------------------------------
    *  Non-income producing security.
   ADR American Depository Receipt.
    (a)  Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,526,767 and the aggregate gross unrealized depreciation is $2,820,015, resulting in net unrealized appreciation of $33,706,752.

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $243,851,623).......................................  $277,558,375
Receivable for:
    Investments sold........................................     4,638,618
    Dividends...............................................        74,913
    Shares of beneficial interest sold......................        46,442
Prepaid expenses and other assets...........................        61,315
                                                              ------------
    Total Assets............................................   282,379,663
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       464,550
    Shares of beneficial interest repurchased...............       256,908
    Distribution fee........................................       253,708
    Investment management fee...............................       167,635
Accrued expenses and other payables.........................       133,398
                                                              ------------
    Total Liabilities.......................................     1,276,199
                                                              ------------
    Net Assets..............................................  $281,103,464
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $331,803,341
Net unrealized appreciation.................................    33,706,752
Accumulated net investment loss.............................    (1,701,786)
Accumulated net realized loss...............................   (82,704,843)
                                                              ------------
    Net Assets..............................................  $281,103,464
                                                              ============
Class A Shares:
Net Assets..................................................    $2,732,414
Shares Outstanding (unlimited authorized, $.01 par value)...       272,421
    Net Asset Value Per Share...............................        $10.03
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $10.59
                                                              ============
Class B Shares:
Net Assets..................................................  $274,306,993
Shares Outstanding (unlimited authorized, $.01 par value)...    28,737,170
    Net Asset Value Per Share...............................         $9.55
                                                              ============
Class C Shares:
Net Assets..................................................    $1,485,032
Shares Outstanding (unlimited authorized, $.01 par value)...       154,491
    Net Asset Value Per Share...............................         $9.61
                                                              ============
Class D Shares:
Net Assets..................................................    $2,579,025
Shares Outstanding (unlimited authorized, $.01 par value)...       253,361
    Net Asset Value Per Share...............................        $10.18
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2002 (unaudited)

Net Investment Loss:

Income
Dividends (net of $2,609 foreign withholding tax)...........  $   874,935
Interest....................................................      206,835
                                                              -----------
    Total Income............................................    1,081,770
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................        3,545
Distribution fee (Class B shares)...........................    1,425,859
Distribution fee (Class C shares)...........................        5,882
Investment management fee...................................      950,155
Transfer agent fees and expenses............................      212,902
Shareholder reports and notices.............................       42,376
Professional fees...........................................       27,961
Registration fees...........................................       24,456
Custodian fees..............................................       16,774
Trustees' fees and expenses.................................        9,779
Other.......................................................        7,846
                                                              -----------
    Total Expenses..........................................    2,727,535
                                                              -----------
    Net Investment Loss.....................................   (1,645,765)
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (5,598,130)
Net change in unrealized appreciation.......................   23,964,012
                                                              -----------
    Net Gain................................................   18,365,882
                                                              -----------
Net Increase................................................  $16,720,117
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                               APRIL 30,     OCTOBER 31, 2001
                                                                  2002
                                                              ------------    -------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................  $(1,645,765)    $  (3,500,373)
Net realized loss...........................................   (5,598,130)      (71,814,160)
Net change in unrealized appreciation.......................   23,964,012       (85,753,504)
                                                              ------------    -------------
    Net Increase (Decrease).................................   16,720,117      (161,068,037)
                                                              ------------    -------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................      --               (650,465)
Class B shares..............................................      --            (53,517,134)
Class C shares..............................................      --               (264,288)
Class D shares..............................................      --             (6,299,205)
                                                              ------------    -------------
    Total Distributions.....................................      --            (60,731,092)
                                                              ------------    -------------

Net decrease from transactions in shares of beneficial
  interest..................................................  (30,380,662)      (57,881,513)
                                                              ------------    -------------

    Net Decrease............................................  (13,660,545)     (279,680,642)
Net Assets:
Beginning of period.........................................  294,764,009       574,444,651
                                                              ------------    -------------
End of Period
(Including accumulated net investment losses of $1,701,786
and $56,021, respectively)..................................  $281,103,464    $ 294,764,009
                                                              ============    =============

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Capital Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 8, 1989 and commenced operations on April 2, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Capital Growth Securities

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Capital Growth Securities

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,765,277 at April 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other

Morgan Stanley Capital Growth Securities

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) continued

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.72%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $45,515 and $370, respectively and received $2,011 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2002 aggregated $298,511,034 and $304,673,741, respectively.

For the six months ended April 30, 2002, the Fund incurred $35,213 in brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended April 30, 2002, the Fund incurred brokerage commissions of $38,552 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At April 30, 2002, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $283,766.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,227. At April 30, 2002, the Fund had an accrued pension liability of $56,868 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Capital Growth Securities

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                            APRIL 30, 2002             OCTOBER 31, 2001
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................      18,015   $    180,652      215,031   $  2,554,151
Reinvestment of distributions........................      --            --            49,240        641,599
Redeemed.............................................    (108,398)    (1,072,086)    (345,402)    (3,974,344)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class A...............................     (90,383)      (891,434)     (81,131)      (778,594)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................     269,276      2,541,495    1,479,907     17,598,103
Reinvestment of distributions........................      --            --         4,016,908     50,331,855
Redeemed.............................................  (3,404,943)   (32,163,803)  (7,151,957)   (80,055,924)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (3,135,667)   (29,622,308)  (1,655,142)   (12,125,966)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................       7,962         75,300       37,760        442,694
Reinvestment of distributions........................      --            --            20,220        254,774
Redeemed.............................................     (30,688)      (292,172)     (41,735)      (464,258)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class C....................     (22,726)      (216,872)      16,245        233,210
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      78,107        785,983      518,954      6,861,011
Reinvestment of distributions........................      --            --           470,659      6,203,282
Redeemed.............................................     (43,305)      (436,031)  (4,639,374)   (58,274,456)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class D....................      34,802        349,952   (3,649,761)   (45,210,163)
                                                       ----------   ------------   ----------   ------------
Net decrease in Fund.................................  (3,213,974)  $(30,380,662)  (5,369,789)  $(57,881,513)
                                                       ==========   ============   ==========   ============

7. Fund Merger

On January 24, 2002, the Trustees of the Fund and Morgan Stanley American Opportunities Fund ("American Opportunities") approved a plan of reorganization whereby the Fund would be merged into American Opportunities. The plan of reorganization is subject to the consent of the Fund's shareholders at a special meeting scheduled to be held on June 19, 2002. If approved, the assets of the Fund would be combined with the assets of American Opportunities and shareholders of the Fund would become shareholders of American Opportunities, receiving shares of the corresponding class of American Opportunities equal to the value of their holdings in the Fund.

Morgan Stanley Capital Growth Securities

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                         FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31,              JULY 28, 1997*
                                         MONTHS ENDED       --------------------------------------------------       THROUGH
                                        APRIL 30, 2002        2001          2000          1999          1998     OCTOBER 31, 1997
                                        --------------      --------      --------      --------      --------   ----------------
                                         (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
  period..............................      $ 9.45           $15.56        $16.91        $14.68        $18.75         $18.10
                                            ------           ------        ------        ------        ------         ------

Income (loss) from investment
  operations:
    Net investment loss++.............       (0.02)           (0.02)        (0.03)        (0.04)        (0.11)         (0.04)
    Net realized and unrealized gain
      (loss)..........................        0.60            (4.48)         3.11          3.98         (0.55)          0.69
                                            ------           ------        ------        ------        ------         ------

Total income (loss) from investment
  operations..........................        0.58            (4.50)         3.08          3.94         (0.66)          0.65
                                            ------           ------        ------        ------        ------         ------

Less distributions from net realized
  gain................................          --            (1.61)        (4.43)        (1.71)        (3.41)            --
                                            ------           ------        ------        ------        ------         ------

Net asset value, end of period........      $10.03           $ 9.45        $15.56        $16.91        $14.68         $18.75
                                            ======           ======        ======        ======        ======         ======

Total Return+.........................        6.14 %(1)      (31.75)%       20.43%        29.74%        (2.84)%         3.59 %(1)

Ratios to Average Net Assets:
Expenses..............................        1.10 %(2)(3)     1.09%(3)      1.05%(3)      1.06%(3)      1.09%(3)        1.12 %(2)

Net investment loss...................       (0.36)%(2)(3)    (0.14)%(3)    (0.21)%(3)    (0.28)%(3)    (0.69)%(3)       (0.82)%(2)

Supplemental Data:
Net assets, end of period, in
 thousands............................      $2,732           $3,427        $6,908        $5,212        $3,403         $1,684

Portfolio turnover rate...............         111 %(1)         314%          376%          557%          230%           123 %(1)

---------------------

     *   The date shares were first issued.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                           FOR THE YEAR ENDED OCTOBER 31,
                                         MONTHS ENDED       ---------------------------------------------------------------------
                                        APRIL 30, 2002        2001           2000           1999           1998           1997*
                                        --------------      ---------      ---------      ---------      ---------      ---------
                                         (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period...............................        $9.02           $15.04         $16.58         $14.53         $18.71         $16.98
                                              -----           ------         ------         ------         ------         ------
Income (loss) from investment
 operations:
    Net investment loss++.............        (0.05)           (0.10)         (0.15)         (0.17)         (0.23)         (0.21)
    Net realized and unrealized gain
    (loss)............................         0.58            (4.31)          3.04           3.93          (0.54)          4.68
                                              -----           ------         ------         ------         ------         ------
Total income (loss) from investment
 operations...........................         0.53            (4.41)          2.89           3.76          (0.77)          4.47
                                              -----           ------         ------         ------         ------         ------
Less distributions from net realized
  gain................................      --                 (1.61)         (4.43)         (1.71)         (3.41)         (2.74)
                                              -----           ------         ------         ------         ------         ------
Net asset value, end of period........        $9.55           $ 9.02         $15.04         $16.58         $14.53         $18.71
                                              =====           ======         ======         ======         ======         ======
Total Return+.........................         5.88 %(1)      (32.31)%        19.50%         28.70%         (3.56)%        31.21%
Ratios to Average Net Assets:
Expenses..............................         1.88 %(2)(3)     1.84%(3)       1.80%(3)       1.86%(3)       1.84%(3)       1.84%
Net investment loss...................        (1.14)%(2)(3)    (0.89)%(3)     (0.96)%(3)     (1.08)%(3)     (1.44)%(3)     (1.26)%
Supplemental Data:
Net assets, end of period, in
  thousands...........................     $274,307         $287,635       $504,311       $469,991       $441,787       $522,276
Portfolio turnover rate...............          111 %(1)         314%           376%           557%           230%           123%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares then held by certain employee benefit plans, have been designated as Class B shares.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

FINANCIAL HIGHLIGHTS continued

                                                                                                                  FOR THE PERIOD
                                         FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31,              JULY 28, 1997*
                                         MONTHS ENDED       --------------------------------------------------       THROUGH
                                        APRIL 30, 2002        2001          2000          1999          1998     OCTOBER 31, 1997
                                        --------------      --------      --------      --------      --------   ----------------
                                         (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period...............................      $ 9.07           $15.12        $16.64        $14.53        $18.71         $18.10
                                            ------           ------        ------        ------        ------         ------
Income (loss) from investment
 operations:
    Net investment loss++.............       (0.04)           (0.10)        (0.15)        (0.12)        (0.23)         (0.07)
    Net realized and unrealized gain
    (loss)............................        0.58            (4.34)         3.06          3.94         (0.54)          0.68
                                            ------           ------        ------        ------        ------         ------
Total income (loss) from investment
 operations...........................        0.54            (4.44)         2.91          3.82         (0.77)          0.61
                                            ------           ------        ------        ------        ------         ------
Less distributions from net realized
  gain................................          --            (1.61)        (4.43)        (1.71)        (3.41)            --
                                            ------           ------        ------        ------        ------         ------
Net asset value, end of period........      $ 9.61           $ 9.07        $15.12        $16.64        $14.53         $18.71
                                            ======           ======        ======        ======        ======         ======
Total Return+.........................        5.95 %(1)      (32.34)%       19.56%        29.17%        (3.56)%         3.37 %(1)
Ratios to Average Net Assets:
Expenses..............................        1.60 %(2)(3)     1.84%(3)      1.80%(3)      1.53%(3)      1.84%(3)        1.85 %(2)
Net investment loss...................       (0.86)%(2)(3)    (0.89)%(3)    (0.96)%(3)    (0.75)%(3)    (1.44)%(3)       (1.54)%(2)
Supplemental Data:
Net assets, end of period, in
  thousands...........................      $1,485           $1,608        $2,433          $692          $964           $389
Portfolio turnover rate...............         111 %(1)         314%          376%          557%          230%           123 %(1)

---------------------

     *   The date shares were first issued.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Capital Growth Securities

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                        FOR THE SIX                  FOR THE YEAR ENDED OCTOBER 31,              JULY 28, 1997*
                                        MONTHS ENDED       --------------------------------------------------        THROUGH
                                       APRIL 30, 2002        2001          2000          1999          1998     OCTOBER 31, 1997
                                       --------------      --------      --------      --------      --------   -----------------
                                        (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period..............................      $ 9.58           $15.72        $17.01        $14.73        $18.76          $18.10
                                           ------           ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income (loss)++...       (0.01)            0.03          0.01         (0.01)        (0.07)          (0.02)
    Net realized and unrealized gain
    (loss)...........................        0.61            (4.56)         3.13          4.00         (0.55)           0.68
                                           ------           ------        ------        ------        ------          ------
Total income (loss) from investment
 operations..........................        0.60            (4.53)         3.14          3.99         (0.62)           0.66
                                           ------           ------        ------        ------        ------          ------
Less distributions from net realized
  gain...............................          --            (1.61)        (4.43)        (1.71)        (3.41)             --
                                           ------           ------        ------        ------        ------          ------
Net asset value, end of period.......      $10.18           $ 9.58        $15.72        $17.01        $14.73          $18.76
                                           ======           ======        ======        ======        ======          ======
Total Return+........................        6.26 %(1)      (31.60)%       20.74%        30.00%        (2.59)%          3.65 %(1)
Ratios to Average Net Assets:
Expenses.............................        0.88 %(2)(3)     0.84%(3)      0.80%(3)      0.86%(3)      0.84%(3)         0.82 %(2)
Net investment income (loss).........       (0.14)%(2)(3)     0.11%(3)      0.04%(3)     (0.08)%(3)    (0.44)%(3)        (0.50)%(2)
Supplemental Data:
Net assets, end of period, in
  thousands..........................      $2,579           $2,093       $60,792       $39,785       $38,840         $36,863
Portfolio turnover rate..............         111 %(1)         314%          376%          557%          230%            123 %(1)

---------------------

     *   The date shares were first issued.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Peter Hermann
Vice President

Gustave Scacco
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

37902RPT

Morgan Stanley
Capital Growth
Securities


Semiannual Report
April 30, 2002